Schedule of Reconciliation of the Forward Purchase Derivative Liability (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Forward purchase derivative liability, beginning balance	$ 8,104	$ 9,692
Forward purchase derivative recognized in connection with the merger			8,616
Change in fair value of forward purchase derivative liabilities	(20)	(1,588)	1,076
Forward purchase derivative liability, ending balance	$ 8,084	$ 8,104	$ 9,692